Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
LEASES

NOTE 16: LEASES

Chartered-out:

The future minimum contractual lease income (charter-out rates are presented net of commissions) is as follows:

Amount
2019	$122,339
2020	40,860
2021	55,430
2022	55,457
2023	55,457
Thereafter	208,173
Total minimum lease revenue, net of commissions	$537,716

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.